Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Short-term bank deposits average interest rate	0.00%	0.30%
Short-trem bank deposits restriced against bank guarantees	$ 407
Income tax benefit realization threshold	50.00%
Accumulated capitalized computer software costs	9,964	8,224
Period that short-trem bank deposits restriced against bank guarantees	6 months
Impairment of long-lived assets	2,367	2,559
Number of reporting units	1
Provision amount of revenue recognition	1,012	550
Number of additional research and development grants approved	3
Grants received	1,760	660
Income from OCS grants	1,092	599	0
Warranty expense (income)	(133)	(1,816)	(1,753)
Warranty provision	2,851	2,984
Allowance for doubtful accounts	8,404	6,519
Doubtful debt expenses	2,286	1,255	1,727
Trade receivables sold	13,061	19,730
Severance expense	1,964	2,588	1,489
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	6,895,891	5,996,622	5,743,458
Other-than-temporary impairment on marketable securities	3,471	2,108
Impairment of long lived assets
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives	2 years
Warranty period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives	7 years
Grants received	$ 1,760	$ 660
Warranty period	3 years